Goodwill - Summary of Movement in Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 130,811
Impairment of goodwill recognized during the year	(4,085)
Ending balance	121,304	$ 130,811
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	(22,642)	24,314
Impairment of goodwill recognized during the year	4,085
Foreign currency translation	(1,207)	(1,672)
Ending balance	(25,520)	(22,642)
Accumulated impairment [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	22,642	24,314
Impairment of goodwill recognized during the year	4,085
Foreign currency translation	(1,207)	(1,672)
Ending balance	25,520	22,642
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	153,453	159,500
Goodwill arising on acquisitions		203
Foreign currency translation	(6,629)	(6,250)
Ending balance	146,824	153,453
Gross carrying value [member] | WNS Global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	126,496	130,553
Goodwill arising on acquisitions		203
Foreign currency translation	(5,192)	(4,260)
Ending balance	121,304	126,496
Gross carrying value [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	26,957	28,947
Foreign currency translation	(1,437)	(1,990)
Ending balance	$ 25,520	$ 26,957